Contingencies - Text Details (Detail) € in Millions, $ in Millions		3 Months Ended	12 Months Ended
	May 09, 2024 USD ($)	Mar. 31, 2023 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Jan. 31, 2025	Dec. 31, 2023 EUR (€)
Disclosure of contingent liabilities [line items]
Fair value of guarantees recognized on the balance sheet			€ 2	€ 0
Off-balance-sheet business and credit-related guarantees provided on behalf of third parties and associates			4	343
Additional provisions, other provisions			706	1,865
Threshold registration deadline					0.95
Respironics litigation provision
Disclosure of contingent liabilities [line items]
Insurance carrier contribution				540
Other contingent liabilities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities						€ 300
Legal
Disclosure of contingent liabilities [line items]
Additional provisions, other provisions			€ 15	€ 1,015
Respironics litigation provision
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $	$ 1,075
Respironics litigation provision | Qualified Settlement Fund
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $	25
Respironics litigation provision | Notice And Administrative Cost
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $	25
Respironics litigation provision | Personal Injury Settlement Fund
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $	$ 1,050
Respironics litigation provision | Legal
Disclosure of contingent liabilities [line items]
Additional provisions, other provisions		€ 575